UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

Deutsche Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund
(formerly DWS Intermediate Tax/AMT Free Fund)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.5%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,470,190
Alaska 0.2%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	3,555,000	3,800,650
Arizona 2.4%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,286,590
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,471,300
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,597,880
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,461,675
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,400,000	2,728,920
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,537,000
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,972,000
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,237,000
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	784,446

		38,076,811
California 11.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,568,300
Series F-1, 5.25%, 4/1/2029	2,500,000	2,910,050
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,631,240
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,979,100
California, State General Obligation:
4.0%, 9/1/2014	16,000,000	16,003,520
5.25%, 10/1/2025	10,000,000	11,742,100
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,937,900
5.75%, 4/1/2027	5,000,000	5,981,800
6.0%, 4/1/2018	1,700,000	2,022,116
6.0%, 3/1/2033	3,765,000	4,567,209
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.3% *, 8/1/2024	2,500,000	2,500,100
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,800,120
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,380,820
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,208,380
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,968,150
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,401,300
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,648,695
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,203,001
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,460,680
Rancho, CA, Water District Financing Authority Revenue, Series B, 0.03% *, 8/15/2031, LOC: U.S. Bank NA	3,700,000	3,700,000
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	8,034,810
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,653,360
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,885,400
Series A, 5.25%, 8/1/2028	5,000,000	5,935,450
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,556,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,287,680
Series C, 5.0%, 5/1/2026	2,850,000	3,245,323
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,286,668
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,035
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,962,951

		180,472,358
Colorado 1.3%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,815,430
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,886,800
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,821,638
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,196,440
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	593,135
Series B, 5.0%, 11/15/2021	500,000	595,265
Series B, 5.0%, 11/15/2022	2,350,000	2,770,876
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	605,000	609,967

		20,289,551
Connecticut 0.8%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,430,257
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,568,400

		12,998,657
Delaware 0.4%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,994,473
District of Columbia 0.4%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,885,400
Florida 6.1%
Broward County, FL, Airport System Revenue:
Series P-2, 5.0%, 10/1/2021	4,825,000	5,736,828
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,426,776
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,150,574
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,815,000	3,298,026
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,549,871
Series A-1, 5.0%, 6/1/2021	5,090,000	6,014,497
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,545,000	1,654,092
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,601,867
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	6,023,150
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027 (a)	4,360,000	5,134,510
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014	700,000	703,255
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,589,440
Series A, 5.75%, 10/1/2026	8,000,000	9,459,040
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,567,810
Series A-1, 5.5%, 10/1/2026	4,400,000	5,201,108
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,309,690
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,476,700
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,409,180
Series A, 5.0%, 7/1/2028	7,500,000	8,420,625
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,360,600
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,790,500

		98,878,139
Georgia 4.8%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,696,056
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,042,085
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,640,410
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,243,100
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,968,806
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,934,625
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,033,093
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,214,310
Series A, 5.0%, 11/1/2027	1,000,000	1,155,000
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,951,775
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,101,093
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	12,064,500
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,897,950

		76,942,803
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,089,030
Hawaii 1.4%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,704,467
Series A, 5.25%, 7/1/2028	5,010,000	5,799,776
Series A, 5.25%, 7/1/2029	3,155,000	3,639,829
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,282,320

		22,426,392
Illinois 5.5%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,160,390
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,842,572
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,000,900
Chicago, IL, Park District, Harbor Facilities, Series D, 5.0%, 1/1/2024	1,000,000	1,195,540
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,095,930
5.0%, 11/1/2021	500,000	580,575
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,742,400
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,216,740
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	4,045,335
5.25%, 6/1/2020	3,000,000	3,530,610
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,180,500
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.03% *, 12/1/2034	10,000,000	10,000,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,662,592
Illinois, State General Obligation:
Series A, 5.0%, 4/1/2015	4,500,000	4,614,750
5.5%, 7/1/2024	2,000,000	2,282,160
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,250,000	1,459,787
Series A, 5.0%, 1/1/2028	1,250,000	1,444,662
Series A-1, 5.25%, 1/1/2030	5,000,000	5,711,550
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	1,120,000	1,161,798
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,154,230
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	930,000	932,344
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	3,981,513
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,866,794

		88,863,672
Indiana 1.7%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, ETM, 3.0%, 10/1/2014	1,800,000	1,804,608
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,634,733
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,284,300
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,825,885
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,186,792
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2014, INS: NATL	2,000,000	2,299,240

		27,035,558
Iowa 0.7%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,298,400
Kansas 1.1%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,229,857
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.28% **, 9/1/2014	1,135,000	1,135,011
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,224,179
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,583,075

		17,172,122
Kentucky 0.5%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,187,670
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,023,540
Series A, 5.0%, 12/1/2024	3,000,000	3,471,810

		7,683,020
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,484,847
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,747,516

		3,232,363
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,810,152
Maryland 0.3%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,657,850
Massachusetts 3.6%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,322,684
Massachusetts, State Consolidated Loan, Series D-2, 0.35% **, 8/1/2043	15,000,000	14,989,350
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,050,342
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.6% **, 7/1/2038	4,975,000	4,975,298
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,063,350
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,892,200
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,195,000	1,236,682
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,358,350
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,991,440

		58,879,696
Michigan 2.3%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,924,800
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,549,692
Series A, 5.0%, 5/1/2021	2,100,000	2,405,298
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,854,028
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	501,530
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,596,621
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,751,346
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,419,370

		37,002,685
Minnesota 0.7%
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,155,640
Minnesota, State General Obligation:
Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	745,000	806,559
Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	3,790,000	4,101,766

		12,063,965
Mississippi 1.2%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,355,000	2,355,871
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,905,889
Series D, 5.25%, 8/1/2027	5,000,000	5,651,300
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	2,105,000	2,230,837
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	2,904,916

		20,048,813
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,859,492
Series A, 5.0%, 6/1/2023	1,375,000	1,610,043
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,500,672
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,130,000	1,199,201
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	740,000	794,960

		8,964,368
Nebraska 0.6%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	2,160,000	2,258,150
Series C, 4.5%, 9/1/2043	7,705,000	8,251,131

		10,509,281
Nevada 1.3%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,472,835
5.0%, 6/1/2025	3,190,000	3,644,192
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,484,467
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	4,300,000	4,508,765
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,953,687

		21,063,946
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,860,453
Series B, 5.0%, 2/1/2024	1,775,000	2,084,027

		3,944,480
New Jersey 3.3%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,381,411
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,740,000	1,804,067
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,888,475
5.0%, 6/15/2021	5,000,000	5,770,550
5.0%, 6/15/2023	4,000,000	4,609,120
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2019	935,000	1,054,755
Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	2,065,000	2,378,343
Series NN, 5.0%, 3/1/2025	5,000,000	5,721,750
Series NN, 5.0%, 3/1/2026	2,500,000	2,837,150
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,734,350
Series B, 5.25%, 6/15/2026	5,000,000	5,709,650
New Jersey, State Turnpike Authority, Series B-2, 0.524% **, 1/1/2024	11,250,000	11,254,050

		53,143,671
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	1,010,000	1,044,481
"I", Series D, 5.35%, 9/1/2040	865,000	925,472
Series I-B-2, 5.65%, 9/1/2039	475,000	519,090

		2,489,043
New York 8.9%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.05% *, 7/1/2038, LOC: TD BankNorth NA	1,100,000	1,100,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.07% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	370,000	370,000
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.708% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,208,190
Series B-2, 5.0%, 11/15/2021	5,000,000	6,015,100
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,057,150
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 0.63% **, 11/1/2031	5,000,000	5,000,400
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,564,000
Series A, 5.0%, 12/15/2021	3,000,000	3,654,270
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,705,245
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,153,520
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 2/15/2022	2,065,000	2,501,190
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,724,700
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.05% *, 5/15/2037, LIQ: Fannie Mae	2,875,000	2,875,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,747,100
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	2,690,000	3,139,983
New York, State Urban Development Corp. Revenue:
Series A3D, 0.06% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	620,000	620,000
Series A3C, 0.06% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,349,575
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2016	18,000,000	18,260,460
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,573,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-4, 0.04% *, 6/15/2023, SPA: Royal Bank of Canada	770,000	770,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	900,420
Series B1, 5.0%, 11/1/2028	1,175,000	1,399,061
Series D-1, 5.0%, 11/1/2028	9,715,000	11,456,802
Series E-1, 5.0%, 2/1/2029	3,055,000	3,532,435
Series B1, 5.0%, 11/1/2029	935,000	1,108,639
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	10,661,580
Series D-1, 5.0%, 8/1/2029	8,620,000	10,030,232
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.05% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	400,000	400,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,818,810

		144,696,862
North Carolina 2.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,132,660
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,727,562
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,245,060
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,636,550
North Carolina, State Limited Obligation, Series B, 5.0%, 6/1/2024	10,000,000	12,436,000
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.04% *, 4/1/2036, LOC: Branch Banking & Trust	1,435,000	1,435,000

		34,612,832
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,518,087
Ohio 2.1%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,332,970
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,362,585
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,232,712
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,334,293
Series B, 5.0%, 2/15/2021	1,300,000	1,543,633
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.03% *, 2/1/2026, LOC: Bank of Nova Scotia	2,000,000	2,000,000
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,854,731
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,391,854
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,518,750
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	750,000	804,315
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,520,831
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,373,229

		33,269,903
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,507,005
Oregon 2.0%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,207,975
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,394,580
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,525,690
Series J, 5.0%, 5/1/2029	5,425,000	6,240,920
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,679,344
Series A, 5.5%, 7/1/2029	7,000,000	8,020,880

		32,069,389
Pennsylvania 1.6%
Delaware County, PA, Industrial Development Authority, Covanta Energy Project, Series A, 0.08% *, 7/1/2043, LOC: Bank of America NA	2,400,000	2,400,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,176,040
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,296,640
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,510,282
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.93% **, 12/1/2020	3,000,000	3,019,230
Series B, 1.2% **, 12/1/2019	500,000	513,690
Series C, 5.5%, 12/1/2026	2,120,000	2,565,158
Series C, 5.5%, 12/1/2027	2,820,000	3,393,306
Series C, 5.5%, 12/1/2028	1,000,000	1,193,990
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	415,000	420,764

		26,489,100
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	54,324
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,429,850
South Carolina 0.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,153,566
Tennessee 0.8%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	6,890,000	7,292,652
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,315,000	2,562,821
Series 1C, 4.5%, 7/1/2037	2,455,000	2,758,806

		12,614,279
Texas 18.7%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,949,944
Alvin, TX, Independent School District, School House, Series B, 2.0%, 2/15/2039	3,750,000	3,808,538
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	1,160,000	1,160,394
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,631,735
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,443,143
5.0%, 2/15/2021	1,850,000	2,049,837
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,365,843
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,668,400
5.0%, 10/1/2030	5,000,000	5,835,500
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,749,100
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,635,873
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,299,020
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,786,015
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System:
Series B, 0.35% **, 6/1/2015	1,000,000	1,000,450
Series B, 0.63% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	6,002,700
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,835,500
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,216,234
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,702,200
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	14,042,271
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,644,120
Series B, 5.0%, 7/1/2027	9,600,000	11,124,576
Series A, 5.25%, 7/1/2029	8,000,000	9,025,600
Houston, TX, Public Improvement:
Series A, 5.0%, 3/1/2022	4,000,000	4,861,160
Series A, 5.0%, 3/1/2026	8,000,000	9,225,520
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,436,860
Series A, 5.25%, 11/15/2028	2,500,000	3,002,200
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,549,735
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,356,803
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,317,560
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,289,520
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 0.3% *, 1/1/2020	9,000,000	9,000,000
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75% *, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,229,476
Series A, 6.0%, 1/1/2022	7,000,000	8,010,870
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,906,896
Series A, 5.5%, 9/1/2028	1,240,000	1,493,729
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	8,087,868
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,833,734
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,164,800
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,260,506
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,203,100
Series A, 5.0%, 2/15/2019	2,480,000	2,728,645
Series A, 5.0%, 2/15/2020	6,180,000	6,791,635
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,866,850
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,160,120
Series A, 5.0%, 11/1/2019	1,250,000	1,473,350
Series D, 5.0%, 11/1/2024	2,250,000	2,632,635
Series C, 5.0%, 11/1/2025	4,605,000	5,360,082
Series C, 5.0%, 11/1/2026	3,290,000	3,821,894
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,982,567
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,759,982
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	40,000
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,290,864
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,394,088
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	3,150,000	3,435,642
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,902,200
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,087,100
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.4% **, 4/1/2032	3,000,000	3,008,370
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,751,200
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,519,149
Series B, 5.25%, 7/15/2021	3,000,000	3,387,480
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,948,378
5.0%, 12/15/2027	2,770,000	3,080,379
5.0%, 12/15/2028	2,905,000	3,216,590
Williamson County, TX, Limited Tax-Park, 3.0% *, 8/15/2034	7,500,000	7,681,200

		302,527,730
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,267,169
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,420,512
Washington 6.9%
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,917,090
5.0%, 12/1/2022	6,865,000	8,149,922
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,387,742
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,413,658
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,248,212
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 1.25%, 11/1/2017	8,000,000	8,000,000
Washington, State General Obligation:
Series R-2014A, 3.0%, 7/1/2015	5,000,000	5,122,200
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,533,200
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,579,925
Series A, 5.0%, 8/1/2032	14,000,000	16,192,540
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	740,000	789,654
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,253,660
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,938,280

		112,526,083
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: NATL	2,940,000	3,046,046
Wisconsin 1.5%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,927,025
Series 3, 5.5%, 6/1/2025	5,000,000	5,813,500
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,010,850
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,587,880
Series A, 5.25%, 5/1/2026	3,500,000	4,239,270
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,147,140

		23,725,665

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,490,603,369) †	99.5	1,610,115,941
Other Assets and Liabilities, Net	0.5	8,570,355

Net Assets	100.0	1,618,686,296

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $1,489,937,067.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $120,178,874.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $120,523,646 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $344,772.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(b)	$—	$1,610,115,941	$—	$1,610,115,941
Total	$—	$1,610,115,941	$—	$1,610,115,941

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014